Other Fixed Assets	12 Months Ended
Dec. 31, 2013
Other Fixed Assets [Abstract]
Other Fixed Assets
11.      Other Fixed Assets:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Land	Buildings	Other	Total
Cost, December 31, 2011	$ 9,036	$ 3,459	$ 2,639	$ 15,134
- Additions	-	-	844	844
- Disposals	-	-	(78)	(78)
Cost, December 31, 2012	9,036	3,459	3,405	15,900
- Additions	-	-	10,734	10,734
- Disposals	-	-	(943)	(943)
Cost, December 31, 2013	9,036	3,459	13,196	25,691

Accumulated depreciation, December 31, 2011	-	412	1,556	1,968
- Depreciation expense	-	38	580	618
- Disposals	-	-	(78)	(78)
Accumulated depreciation, December 31, 2012	-	450	2,058	2,508
- Depreciation expense	-	69	923	992
- Disposals	-	-	(718)	(718)
Accumulated depreciation, December 31, 2013	-	519	2,263	2,782

Net book value, December 31, 2011	9,036	3,047	1,083	13,166
Net book value, December 31, 2012	9,036	3,009	1,347	13,392
Net book value, December 31, 2013	$ 9,036	$ 2,940	$ 10,933	$ 22,909

During the fourth quarter of 2013 the Company set up security equipment on its vessels of total amount $4,634, which is being depreciated over in its estimated useful life of five years.

During the same period the Company transferred to the other fixed assets the advances for other fixed assets under construction incurred amounting to $5,598 on the Las Palmas terminal site related to additions and improvements on its storage facilities. Interest on the advances paid by the Company in respect to these additions is included in the capitalized amount and is computed at the weighted average borrowing cost of the Company. Total interest capitalized for the years ended December 2011, 2012 and 2013 was $0, $0 and $130 respectively (Note 21).